Related party transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Short-term employee benefits	$ 2,115,432	$ 2,080,826
Share-based compensation	1,934,571	1,512,375
Total remuneration	$ 4,050,003	$ 3,593,201